UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21289

BIRMIWAL INVESTMENT TRUST

(Exact name of registrant as specified in charter)

             24140 E Greystone Lane
Woodway, Washington                       98020
  (Address of principal executive offices)          (Zip code)

Kailash Birmiwal
Birmiwal Investment Trust
24140 E Greystone Lane
Woodway, Washington 98020
(Name and address of agent for service)

Registrant's telephone number, including area code: (206) 542-7652

Date of fiscal year end: March 31

Date of reporting period: July 1, 2008 – June 30, 2009

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a). The name of the issuer of the portfolio security;

(b). The exchange ticker symbol of the portfolio security;

(c). The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d). The shareholder meeting date;

(e). A brief identification of the matter voted on;

 (f). Whether the matter was proposed by the issuer or by a security holder;

(g). Whether the Registrant cast its vote on the matter;

(h). How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

 (i). Whether the Registrant cast its vote for or against management.

Account Name: BIRMIWAL OASIS FUND
Custodian Name: U.S. BANK, N.A.

WIPRO LIMITED

Ticker:	WIT	Meeting Date:	7/17/2008
CUSIP	97651M109

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Approval of audited balance sheet, profit and loss account, and reports				FOR	FOR	WITH	ISSUER
of directors and auditors.

2. Approval of interim dividend and final dividend on equity shares.				FOR	FOR	WITH	ISSUER

3. Approval to reappoint auditor.				FOR	FOR	WITH	ISSUER

4. Appoint a director to replace Mr. A. S. Ganguly who retires by rotation				FOR	FOR	WITH	ISSUER
and being eligible offers himself for reappointment.

5. Appoint a director to replace Mr. PM Sinha who retires by rotation				FOR	FOR	WITH	ISSUER
and being eligible offers himself for reappointment.

6. Approval of appointment of Mr. SC Senapaty as director.				FOR	FOR	WITH	ISSUER

7. Approval of appointment of Mr. GS Paranjpe as director.				FOR	FOR	WITH	ISSUER

8. Approval of appointment of Mr. S Vaswani as director.				FOR	FOR	WITH	ISSUER

9. Approval of amendment to Articles of Association for increase				FOR	FOR	WITH	ISSUER
in number of directors.

TATA MOTORS LIMITED

Ticker:	TTM	Meeting Date:	7/24/2008
CUSIP	876568502

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Approval of audited balance sheet, profit and loss account, and reports				**	FOR	**	ISSUER
of directors and auditors.

2. Approval of declaration of dividend.				**	FOR	**	ISSUER

3. Appoint a director to replace Mr. Ratan N. Tata who retires by rotation				**	FOR	**	ISSUER
and is eligible for reappointment.

4. Appoint a director to replace Mr. Gopalakrishnan who retires by				**	FOR	**	ISSUER
rotation and is eligible for reappointment.

5. Approval to reappoint auditor.				**	FOR	**	ISSUER

6. Appointment of Mr. RA Mashelkar as director.				**	FOR	**	ISSUER

7. Commision to non-whole-time directors.				**	FOR	**	ISSUER

8. Revision of terms of remuneration of Mr. R Kant, managing director.				**	FOR	**	ISSUER

9. Increase in the authorized share capital and alteration of capital				**	CONSENT	**	ISSUER
clause in the Memorandum of Association.

10. Alteration of the Articles of Association.				**	CONSENT	**	ISSUER

11. Raising of ling term resources.				**	CONSENT	**	ISSUER

12. Increase in borrowing limits.				**	CONSENT	**	ISSUER

13. Creation of Charges				**	CONSENT	**	ISSUER

ALLIS-CHALMERS ENERGY INC.

Ticker:	ALY	Meeting Date:	8/14/2008
CUSIP	019645506

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Approve issuance of Allis-Chalmers Energy Inc's to stockholders of				FOR	FOR	WITH	ISSUER
Bronco Drilling Company in connection of latter's merger with and into
Elway Merger Sub, LLC, a wholly-owned subsidiary of Allis-Chalmers, as set in agreement and plan of merger.

2. Approve adjournment of special meeting if needed to solicit proxies				FOR	FOR	WITH	ISSUER
in favor of foregoing proposal.

SATYAM COMPUTER SERVICES LIMITED

Ticker:	SAY	Meeting Date:	8/26/2008
CUSIP	804098101

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1A. Approval of audited balance sheet.				FOR	FOR	WITH	ISSUER

1B. Approval of audited profit and loss account.				FOR	FOR	WITH	ISSUER

1C. Approval of auditor's report.				FOR	FOR	WITH	ISSUER

1D. Approval of director's report.				FOR	FOR	WITH	ISSUER

2. Approval of dividend on equity shares.				FOR	FOR	WITH	ISSUER

3. Approval to reappoint Mr. R Rao as director.				FOR	FOR	WITH	ISSUER

4. Approval to reappoint Mr. VK Dham as director.				FOR	FOR	WITH	ISSUER

5. Approval of auditors.				FOR	FOR	WITH	ISSUER

6. Resolved that Mr. BR Raju be reppointed as chairman and				FOR	FOR	WITH	ISSUER
director for a further period of five years.

7. Resolved that Mr. B Rama Raju be reppointed as managing				FOR	FOR	WITH	ISSUER
director for a further period of five years.

8. Approval of payment of remuneration of directors.				FOR	FOR	WITH	ISSUER

TRINA SOLAR LIMITED

Ticker:	TSL	Meeting Date:	8/29/2008
CUSIP	89628E104

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Approval of resolution in Paragraph 1 of the Notice of Annual				FOR	FOR	WITH	ISSUER
General Meeting.

2. Approval of resolution in Paragraph 2 of the Notice of Annual				FOR	FOR	WITH	ISSUER
General Meeting.

3. Approval of resolution in Paragraph 3 of the Notice of Annual				FOR	FOR	WITH	ISSUER
General Meeting.

4. Approval of resolution in Paragraph 4 of the Notice of Annual				FOR	FOR	WITH	ISSUER
General Meeting.

5. Approval of resolution in Paragraph 5 of the Notice of Annual				FOR	FOR	WITH	ISSUER
General Meeting.

SINOVAC BIOTECH LIMITED

Ticker:	SVA	Meeting Date:	9/4/2008
CUSIP	P8696W104

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Approve audited financial statements and auditor's report.				FOR	FOR	WITH	ISSUER

2.Reappoint auditors and fix their remuneration.				FOR	FOR	WITH	ISSUER

3. Amend company's by-laws to lower quorum of shareholder's				FOR	FOR	WITH	ISSUER
meeting, and that by-laws may be amended by special resolutions.

WNS (HOLDINGS) LIMITED

Ticker:	WNS	Meeting Date:	9/15/2008
CUSIP	92932M101

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Annual audited accountants.				FOR	FOR	WITH	ISSUER

2.Reappoint auditors.				FOR	FOR	WITH	ISSUER

3. Auditor's remuneration.				FOR	FOR	WITH	ISSUER

4.Re-election of Mr. R Shah as director.				FOR	FOR	WITH	ISSUER

5.Re-election of Mr. Bhargava as director.				FOR	FOR	WITH	ISSUER

6. Director's remuneration.				FOR	FOR	WITH	ISSUER

NORTH AMERICAN ENERGY PARTNERS INC.

Ticker:	NOA	Meeting Date:	9/15/2008
CUSIP	656844107

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

2. Appoint auditors and their remuneration.				FOR	FOR	WITH	ISSUER

OMNIVISION TECHNOLOGIES, INC.

Ticker:	OVTI	Meeting Date:	9/25/2008
CUSIP	682128103

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

2. Ratification of accountants.				FOR	FOR	WITH	ISSUER

BLUE COAT SYSTEMS, INC.

Ticker:	BCSI	Meeting Date:	10/2/2008
CUSIP	09534T508

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

2. Ratification of accountants.				FOR	FOR	WITH	ISSUER

RUBY TUESDAY, INC.

Ticker:	RT	Meeting Date:	10/8/2008
CUSIP	781182100

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

2. Approve amendment to stock incentive and deferred compensation				FOR	FOR	WITH	ISSUER
plan for directors.

2. Ratification of accountants.				FOR	FOR	WITH	ISSUER

FUQI INTERNATIONAL,INC.

Ticker:	FUQI	Meeting Date:	10/10/2008
CUSIP	36102A207

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

2. Ratification of accountants.				FOR	FOR	WITH	ISSUER

ANGIODYNAMICS, INC.

Ticker:	ANGO	Meeting Date:	10/21/2008
CUSIP	03475V101

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

2. Ratification of accountants.				FOR	FOR	WITH	ISSUER

3. Amend stock and incentive plan to increase number of common stock.				FOR	FOR	WITH	ISSUER

3. Amend employess stock purchase plan to increase				FOR	FOR	WITH	ISSUER
aggregate number of common stock.

SOLARFUN POWER HOLDINGS CO. LTD.

Ticker:	SOLF	Meeting Date:	10/29/2008
CUSIP	83415U108

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Reappoint Dr. P Comberg and Mr. JH Splunter as directors for a				FOR	FOR	WITH	ISSUER
three year contract. To reappoint Mr. Z Gao as interim director.

2. Approve amendment to equity incentive plan.				FOR	FOR	WITH	ISSUER

3. Ratification of auditors.				FOR	FOR	WITH	ISSUER

THE FIRST MARBLEHEAD CORPORATION

Ticker:	FMD	Meeting Date:	11/8/2008
CUSIP	320771108

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

2. Ratification of accountants.				FOR	FOR	WITH	ISSUER

GUSHAN ENVIRONMENTAL ENERGY

Ticker:	GU	Meeting Date:	11/10/2008
CUSIP	40330W106

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Re-election of Mr. Kang Nam Chu as director.				FOR	FOR	WITH	ISSUER

2.Re-election of Mr. D Zhang as director.				FOR	FOR	WITH	ISSUER

3. Reappoint auditor.				FOR	FOR	WITH	ISSUER

4. Approve annual report including audited financial statements.				FOR	FOR	WITH	ISSUER

MICROSOFT CORPORATION

Ticker:	MSFT	Meeting Date:	11/19/2008
CUSIP	594918104

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1-9. Election of directors.				FOR	FOR	WITH	ISSUER

10. Approval of terms of performance criteria under the executive				FOR	FOR	WITH	ISSUER
officer incentive plan.

11. Approve amendment to stock option plan for non-employee directors.				FOR	FOR	WITH	ISSUER

12. Ratify auditors.				FOR	FOR	WITH	ISSUER

13. Shareholder proposal - adoption of policies on internet censorship.				AGAINST	FOR	AGAINST	SHAREHOLDER

14. Shareholder proposal - establish board committee on human rights.				AGAINST	FOR	AGAINST	SHAREHOLDER

15. Shareholder proposal - disclosure of charitable contributions.				AGAINST	FOR	AGAINST	SHAREHOLDER
CHINA DIGITAL TV HLDG CO

Ticker:	STV	Meeting Date:	11/20/2008
CUSIP	16938G107

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Re-election of Zengxiang Lu for a new three term director.				FOR	FOR	WITH	ISSUER

2. Re-election of Jianhua Zhu for a new three term director.				FOR	FOR	WITH	ISSUER

ALLIS-CHALMERS ENERGY INC.

Ticker:	ALY	Meeting Date:	12/4/2008
CUSIP	019645506

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

2. Approve accountants.				FOR	FOR	WITH	ISSUER

AMERICAN ORIENTAL BIOENGINEERING, INC.

Ticker:	AOB	Meeting Date:	12/5/2008
CUSIP	028731107

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

2. Approve auditors.				FOR	FOR	WITH	ISSUER

QIAO XING UNIVERSAL TELEPHONE, INC.

Ticker:	XING	Meeting Date:	12/12/2008
CUSIP	G7303A109

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

THE9 LIMITED

Ticker:	NCTY	Meeting Date:	12/16/2008
CUSIP	88337K104

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Approve resolution to repurchase company's own shares.				FOR	FOR	WITH	ISSUER

2. Approve resolution regarding company's prospecive repurchase				FOR	FOR	WITH	ISSUER
of up to $50 million of its own shares.

3. Approve resolution to amend articles of association.				FOR	FOR	WITH	ISSUER

NOAH EDUCATION HOLDINGS LTD.

Ticker:	NED	Meeting Date:	12/18/2008
CUSIP	65487R303

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Ratify company's repurchases of its own shares.				FOR	FOR	WITH	ISSUER

2. Declare cash dividend.				FOR	FOR	WITH	ISSUER

3. Approve to amend articles of association.				FOR	FOR	WITH	ISSUER

4. Approve amendment to 2007 share incentive plan.				FOR	FOR	WITH	ISSUER

5. Approve adoption of 2008 share incentive plan.				FOR	FOR	WITH	ISSUER

6. Approve financial staements.				FOR	FOR	WITH	ISSUER

QIAO XING MOBILE COMMUNICATIONS CO., LTD.

Ticker:	QXM	Meeting Date:	12/19/2008
CUSIP	G73031109

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

4. Fix number of directors to five.				FOR	FOR	WITH	ISSUER

5. Authorize board to fix remuneration of directors.				FOR	FOR	WITH	ISSUER

6. Approve audited financial statements and auditor's and director's				FOR	FOR	WITH	ISSUER
reports.

VISIONCHINA MEDIA INC

Ticker:	VISN	Meeting Date:	12/22/2008
CUSIP	92833U103

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Ratify company's share repurchases plan.				FOR	FOR	WITH	ISSUER

2. Approve amendment to share incentive plan.				FOR	FOR	WITH	ISSUER

3. Ratify appointment of auditors.				FOR	FOR	WITH	ISSUER

CHINA SOUTHERN AIRLINES COMPANY LTD

Ticker:	ZNH	Meeting Date:	12/29/2008
CUSIP	169409109

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Approve to amend articles of association.				FOR	FOR	WITH	ISSUER

2. Approve to amend procedural rules of shareholder's				FOR	FOR	WITH	ISSUER
general meeting.

3. Approve to amend procedural rules of board of directors.				FOR	FOR	WITH	ISSUER

4. Approve appointment of Mr. LB Heng as executive director.				FOR	FOR	WITH	ISSUER

CERAGON NETWORKS LTD.

Ticker:	CRNT	Meeting Date:	12/31/2008
CUSIP	M22013102

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

2. Approve grant options to directors except external directors.				FOR	FOR	WITH	ISSUER

3. Ratify appointment of auditors.				FOR	FOR	WITH	ISSUER

4. Approve company's liability insurance policy for directors and officers.				FOR	FOR	WITH	ISSUER

LUNDIN MINING CORPORATION

Ticker:	LUNMF	Meeting Date:	1/26/2009
CUSIP	550372106

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Approve resolution as set in the Appendix A to the circular.				FOR	AGAINST	AGAINST	ISSUER

WNS (HOLDINGS) LIMITED

Ticker:	WNS	Meeting Date:	2/13/2009
CUSIP	92932M101

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Subjec to Jersey Financial Services, approve company's				**	FOR	**	ISSUER
amended incentive award plan.

CHINA SOUTHERN AIRLINES COMPANY LTD

Ticker:	ZNH	Meeting Date:	2/18/2009
CUSIP	169409109

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Consider the conditions of the non-public issue of A shares				**	FOR	**	ISSUER
and the non-public issue oh H shares.

2. Consider following items for non-public issue of A and H shares.

2.1 type of shares issued and par value.				**	FOR	**	ISSUER

2.2 issue mechanism and subscription methdos.				**	FOR	**	ISSUER

2.3 targeted subscribers and relationship to company.				**	FOR	**	ISSUER

2.4 price determination date.				**	FOR	**	ISSUER

2.5 issue price.				**	FOR	**	ISSUER

2.6 number of shares issued.				**	FOR	**	ISSUER

2.7 adjustment to number of shares issued and issue price.				**	FOR	**	ISSUER

2.8 restriction of selling of securities.				**	FOR	**	ISSUER

2.9 place of listing.				**	FOR	**	ISSUER

2.10 use of proceeds.				**	FOR	**	ISSUER

2.11 arrangement for the distribution of profits accumulated before the				**	FOR	**	ISSUER
non-public issue of shares.

2.12 Proposal of non-public issue of A shares.				**	FOR	**	ISSUER

2.13 validity period of this resolution.				**	FOR	**	ISSUER

3. Consider A and H shares subscription agreement.				**	FOR	**	ISSUER

4. Consider consequential amendents in the articles of association as a				**	FOR	**	ISSUER
result of non-public issue of A and H shares.

5. Consider proposed amendments to articles of association as a result				**	FOR	**	ISSUER
of proposed means of receipt of corporate communication.

6. Consider amendments to procedural rules of shareholder's general				**	FOR	**	ISSUER
meeting as a result of proposed means of receipt of corporate communication.

7. Consider report on use of funds raised in previous fund raising				**	FOR	**	ISSUER
procedures.

8. Consider feasibility study report on funds raised from the issue				**	FOR	**	ISSUER
of non-public A and H shares.

9. Consider waiver from making mandatory general offer to independent				**	FOR	**	ISSUER
shareholders of China Southern Holding Ltd and Nan Lung Holding Ltd.

10. Consider that Board is authorized with full power to deal with				**	FOR	**	ISSUER
issues relating to issue of non-public A and H shares.

11. Consider that the company may supply corporate communication				**	FOR	**	ISSUER
to holders of H shares by making it available on company's website.

JOY GLOBAL INC.

Ticker:	JOYG	Meeting Date:	2/24/2009
CUSIP	481165108

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

2. Ratify appointment of accountants.				FOR	FOR	WITH	ISSUER

APPLIED MATERIALS, INC.

Ticker:	AMAT	Meeting Date:	3/10/2009
CUSIP	038222105

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

2. Approve amendments to eliminate supermajority voting provisions.				FOR	FOR	WITH	ISSUER

3. Ratify appointment of accountants.				FOR	FOR	WITH	ISSUER

AMTECH SYSTEMS, INC.

Ticker:	ASYS	Meeting Date:	3/12/2009
CUSIP	032332504

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

STARBUCKS CORPORATION

Ticker:	SBUX	Meeting Date:	3/18/2009
CUSIP	855244109

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

2. Amend equity plan for one time stock option exchange for employees				FOR	FOR	WITH	ISSUER
other than directors and executive officers.

3. Ratify accountants.				FOR	FOR	WITH	ISSUER

CIENA CORPORATION

Ticker:	CIEN	Meeting Date:	3/25/2009
CUSIP	171779309

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1A. Election of S Bradley as class III director.				FOR	FOR	WITH	ISSUER

1B.. Election of B Claflin as class III director.				FOR	FOR	WITH	ISSUER

2. Ratify accountants.				FOR	FOR	WITH	ISSUER

REGIONS FINANCIAL CORPORATION

Ticker:	RF	Meeting Date:	4/16/2009
CUSIP	7591EP100

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

2. Non-binding stockholder approval of executive compensation.				FOR	FOR	WITH	ISSUER

3. Ratify accountants.				FOR	FOR	WITH	ISSUER

4. Stockholder proposal regarding posting a report, updated				AGAINST	FOR	AGAINST	SHAREHOLDER
semiannually, of political contributions.

CHINA YUCHAI INTERNATIONAL LIMITED

Ticker:	CYD	Meeting Date:	4/17/2009
CUSIP	G21082105

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
3. Election of directors.				FOR	FOR	WITH	ISSUER

1. Adopt audited financial statements and auditor's report.

2. Approve an increase in the limit of director's fees.				FOR	FOR	WITH	ISSUER

4. Authorize board to appoint directors to fill vacancies in the board.				FOR	FOR	WITH	ISSUER

5. Ratify appointmant of auditors.				FOR	FOR	WITH	ISSUER

CELESTICA INC.

Ticker:	CLS	Meeting Date:	4/23/2009
CUSIP	15101Q108

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

2 Ratify appointmant of auditors.				FOR	FOR	WITH	ISSUER

CONVERTED ORGANICS, INC.

Ticker:	COIN	Meeting Date:	4/23/2009
CUSIP	21254S107

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Approve the potential issuance of common stock upon conversion				FOR	AGAINST	AGAINST	ISSUER
of convertible notes or shares issuable upon exercise of warrants.

2. Approve ability of CEO to adjourn special meeting to solicit				FOR	AGAINST	AGAINST	ISSUER
additional proxies.

THE INDIA FUND, INC.

Ticker:	IFN	Meeting Date:	4/24/2009
CUSIP	454089103

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

HARLEY-DAVIDSON, INC.

Ticker:	HOG	Meeting Date:	4/25/2009
CUSIP	412822108

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

2. Approval of incentive stock plan.				FOR	FOR	WITH	ISSUER

3. Ratify appointment of accountants.				FOR	FOR	WITH	ISSUER

4. Shareholder proposal to reorganize board of directors into one class.				AGAINST	FOR	AGAINST	STOCKHOLDER

STERLING FINANCIAL CORPORATION

Ticker:	STSA	Meeting Date:	4/28/2009
CUSIP	859319105

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

2. Ratify appointment of accountants.				FOR	FOR	WITH	ISSUER

3. Approve compensation of executive officers.				FOR	FOR	WITH	ISSUER

DIGITAL ALLY, INC.

Ticker:	DGLY	Meeting Date:	5/4/2009
CUSIP	25382P109

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

2. Approval of stock option and restrictive stock plan.				FOR	FOR	WITH	ISSUER

3. Ratify appointment of accountants.				FOR	FOR	WITH	ISSUER

ACTIONS SEMICONDUCTOR CO., LTD.

Ticker:	ACTS	Meeting Date:	5/6/2009
CUSIP	00507E107

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Re-election of two class III director.				FOR	FOR	WITH	ISSUER

2. Approval of appointment of one class II director.				FOR	FOR	WITH	ISSUER

CROSSTEX ENERGY, INC.

Ticker:	XTXI	Meeting Date:	5/7/2009
CUSIP	22765Y104

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

2. Approval of long term incentive plan.				FOR	FOR	WITH	ISSUER

3. Ratify appointment of accountants.				FOR	FOR	WITH	ISSUER

BARNES GROUP, INC.

Ticker:	B	Meeting Date:	5/7/2009
CUSIP	067806109

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

2. Ratify appointment of accountants.				FOR	FOR	WITH	ISSUER
BRUKER CORPORATION

Ticker:	BRKR	Meeting Date:	5/7/2009
CUSIP	116794108

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

2. Ratify appointment of accountants.				FOR	FOR	WITH	ISSUER

NORTHGATE MINERALS CORPORATION

Ticker:	NXG	Meeting Date:	5/8/2009
CUSIP	666416102

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

2. Ratify appointment of auditors.				FOR	FOR	WITH	ISSUER

3. Authorize board to fix remuneration of auditors.				FOR	FOR	WITH	ISSUER

PATRIOT COAL CORPORATION

Ticker:	PCX	Meeting Date:	5/12/2009
CUSIP	70336T104

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

2. Ratify appointment of accountants.				FOR	FOR	WITH	ISSUER

3. Approval of long term equity incentive plan.				FOR	FOR	WITH	ISSUER

4. Approval of management annual incentive plan.				FOR	FOR	WITH	ISSUER

INTEVAC, INC.

Ticker:	IVAC	Meeting Date:	5/14/2009
CUSIP	461148108

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER
2. Propose to increase maximum number of common stock shares				FOR	FOR	WITH	ISSUER
under the employee stock purchase plan.

3. Ratify appointment of accountants.				FOR	FOR	WITH	ISSUER

ANADIGICS, INC.

Ticker:	ANAD	Meeting Date:	5/14/2009
CUSIP	032515108

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

2. Ratify appointment of accountants.				FOR	FOR	WITH	ISSUER

LSI CORPORATION

Ticker:	LSI	Meeting Date:	5/14/2009
CUSIP	502161102

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

2. Ratify appointment of auditors.				FOR	FOR	WITH	ISSUER

3. Approval of incentive plan.				FOR	FOR	WITH	ISSUER

FUSHI COPPERWELD, INC.

Ticker:	FSIN	Meeting Date:	5/14/2009
CUSIP	36113E107

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

2. Ratify appointment of auditors.				FOR	FOR	WITH	ISSUER

MELCO CROWN ENTERTAINMENT LIMITED

Ticker:	MPEL	Meeting Date:	5/19/2009
CUSIP	585464100

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Ratify audited financial statements.				**	FOR	**	ISSUER

2. Ratify appointment of auditors.				**	FOR	**	ISSUER

3. Approval of amendment to share incentive plan.				**	FOR	**	ISSUER

MELCO CROWN ENTERTAINMENT LIMITED

Ticker:	MPEL	Meeting Date:	5/19/2009
CUSIP	585464100

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Approval of an increase in the authorized share capital of company.				**	AGAINST	**	ISSUER

2. Adoption of new amendment to articles of association regarding				**	AGAINST	**	ISSUER
increase in share capital, and certain ancillary amendments.

CHINA MEDICINE CORPORATION

Ticker:	CHME	Meeting Date:	5/19/2009
CUSIP	169491107

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

2. Approve reincorporation of company from Delaware to Nevada.				FOR	FOR	WITH	ISSUER

ON SEMICONDUCTOR CORPORATION

Ticker:	ONNN	Meeting Date:	5/20/2009
CUSIP	682189105

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

2. Approve employee stock purchase plan.				FOR	FOR	WITH	ISSUER

3. Ratify appointment of accountants.				FOR	FOR	WITH	ISSUER

BOYD GAMING CORPORATION

Ticker:	BYD	Meeting Date:	5/21/2009
CUSIP	103304101

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

2. Ratify appointment of accountants.				FOR	FOR	WITH	ISSUER

CENTURY ALUMINUM COMPANY

Ticker:	CENX	Meeting Date:	5/14/2009
CUSIP	461148108

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

2. Propose to increase maximum number of common stock shares				FOR	FOR	WITH	ISSUER

3. Propose to increase number of stock shares under the stock				FOR	FOR	WITH	ISSUER
incentive plan.

3. Ratify appointment of accountants.				FOR	FOR	WITH	ISSUER

NETLIST, INC.

Ticker:	NLST	Meeting Date:	5/27/2009
CUSIP	64118P109

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

ZUMIEZ INC.

Ticker:	ZUMZ	Meeting Date:	5/27/2009
CUSIP	989817101

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

2. Amend equity plan for one time stock option exchange for employees				FOR	FOR	WITH	ISSUER
other than directors and executive officers.

3. Ratify appointment of accountants.				FOR	FOR	WITH	ISSUER

OMNI ENERGY SERVICES CORPORATION

Ticker:	OMNI	Meeting Date:	5/27/2009
CUSIP	68210T208

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

2. Propose to increase number of shares under the stock incentive plan.				FOR	FOR	WITH	ISSUER

3. Propose to replace and reprice stock options under the stock				FOR	FOR	WITH	ISSUER
incentive plan.

4. Ratify appointment of accountants.				FOR	FOR	WITH	ISSUER

ATP OIL & GAS CORPORATION

Ticker:	ATP	Meeting Date:	6/5/2009
CUSIP	00208J108

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

2. Ratify appointment of auditors.				FOR	FOR	WITH	ISSUER

3. Approve stock plan.				FOR	FOR	WITH	ISSUER

JAMES RIVER COAL COMPANY

Ticker:	JRCC	Meeting Date:	6/10/2009
CUSIP	470355207

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

2. Propose to increase number of shares under the equity				FOR	FOR	WITH	ISSUER
incentive plan.

AGFEED INDUSTRIES, INC.

Ticker:	FEED	Meeting Date:	6/11/2009
CUSIP	00846L101

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

2. Approve issuance of common stocks and warrants to acquire shares				FOR	FOR	WITH	ISSUER
of common stocks previously issued to certain investors.

ZHONGPIN INC.

Ticker:	HOGS	Meeting Date:	6/15/2009
CUSIP	98952K107

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

2. Ratify appointment of auditors.				FOR	FOR	WITH	ISSUER

THE BON-TON STORES, INC.

Ticker:	BONT	Meeting Date:	6/16/2009
CUSIP	09776J101

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

2. Approve omnibus incentive plan.				FOR	FOR	WITH	ISSUER

3. Ratify appointment of accountants.				FOR	FOR	WITH	ISSUER

SUTOR TECHNOLOGY GROUP LTD

Ticker:	SUTR	Meeting Date:	6/16/2009
CUSIP	869362103

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

2. Ratify appointment of accountants.				FOR	FOR	WITH	ISSUER

3. Approval of equity incentive plan.				FOR	FOR	WITH	ISSUER

TASEKO MINES LIMITED

Ticker:	TGB	Meeting Date:	6/16/2009
CUSIP	876511106

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
2. Election of directors.				FOR	FOR	WITH	ISSUER

1. Set number of directors to 9.				FOR	FOR	WITH	ISSUER

3. Ratify appointment of auditors.				FOR	FOR	WITH	ISSUER

3. Ratify and approve continuance of share option plan.				FOR	FOR	WITH	ISSUER

DEVELOPERS DIVERSIFIED REALTY CORP.

Ticker:	DDR	Meeting Date:	6/25/2009
CUSIP	251591103

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

2. Amend articles of incorporation to increase number of authorized				FOR	FOR	WITH	ISSUER
common shares.

3. Approve amended and restated euity-based award plan.				FOR	FOR	WITH	ISSUER

4. Ratify appointment of accountants.				FOR	FOR	WITH	ISSUER

SUPERVALU INC.

Ticker:	SVU	Meeting Date:	6/16/2009
CUSIP	869362103

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

2. Ratify appointment of accountants.				FOR	FOR	WITH	ISSUER

3. Stockholder proposal regarding drugstore tobacco sales.				AGAINST	FOR	AGAINST	STOCKHOLDER

4. Stockholder proposal regarding say on pay.				AGAINST	FOR	AGAINST	STOCKHOLDER

CHINA SOUTHERN AIRLINES COMPANY LTD

Ticker:	ZNH	Meeting Date:	6/30/2009
CUSIP	169409109

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Approve director's report.				FOR	FOR	WITH	ISSUER

2. Approve supervisory's report.				FOR	FOR	WITH	ISSUER

3. Approve audited financial statements.				FOR	FOR	WITH	ISSUER

4. Approve any adjustments to be made to certain items in the				FOR	FOR	WITH	ISSUER
financial statements.

5. Approve profit distribution proposal.				FOR	FOR	WITH	ISSUER

6. Ratify appointment of auditors.				FOR	FOR	WITH	ISSUER

7.Approve appointment of Mr Z Zi Fang as executive director.				FOR	FOR	WITH	ISSUER

8. Approve resignation of Mr. Y Guang Hua as a supervisor of				FOR	FOR	WITH	ISSUER
the supervisory committee.

9. Approve appointment of Mr. L Jia Shi as a supervisor of				FOR	FOR	WITH	ISSUER
the supervisory committee.

10. Approve measures on directors' and supervisors' remuneration.				FOR	FOR	WITH	ISSUER

11. Approve annual cap of continuing connected transactions entered				FOR	FOR	WITH	ISSUER
between company and CSAHC & its controlled entities.

12. Approve airline service agreement entered between company				FOR	FOR	WITH	ISSUER
and Travelsky Technology Ltd.

13. Approve proposed formulation of cash dividend policy and				FOR	FOR	WITH	ISSUER
consequential amendment to articles of association.

14. Approve proposed expansion of including insurance agency				FOR	FOR	WITH	ISSUER
services,

MECHEL OPEN JOINT STOCK COMPANY

Ticker:	MTL	Meeting Date:	6/30/2009
CUSIP	583840103

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Approve the annual report.				**	FOR	**	ISSUER

2. Approve annual financial statement inclusive of the profit				**	FOR	**	ISSUER
and loss account.

3. Approve distribution of company's profit, including declaration of				**	FOR	**	ISSUER
dividends.

5. Election of members to audit commission.				**	FOR	**	ISSUER

6. Ratify appointment of auditors.				**	FOR	**	ISSUER

7. Approve amendments to charter of the company.				**	FOR	**	ISSUER

8. Amend by-laws on general shareholders' meeting.				**	FOR	**	ISSUER

9. Amend by-laws on management board.				**	FOR	**	ISSUER

10. Approve related party transactions.				**	FOR	**	ISSUER
CUMULATIVE VOTING SECTION
Election of directors		# of votes cast
4.1 Zyuzin, I Vladmirovich		4000
4.2 Ivanushkin, A Gennadyevich		4000
4.3 Yevtushenko, A Evdokimovich		4000
4.4 Polin, V Anatolyevich		4000
4.5 Kopalkov, S Vassilyevich		4000
4.6 Proskurnya, V Vassilyevich		4000
4.7 Johnson, A David		4000
4.8 Gale, R Ian		4000
4.9 Kozhukhovskiy, I Stepanovich		4000
4.10 Gusev, V Vassilyevich		9000

Legend: ** Proxy did not have management's recommmendation

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BIRMIWAL INVESTMENT TRUST

By: /s/ Kailash Birmiwal

       Kailash Birmiwal, President

Date:        8 - 26 - 09